DVM-STATSUP-4

Statutory Prospectus Supplement dated September 6, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, and Y shares of the Fund listed below:

Invesco Developing Markets Fund

The following information replaces in its entirety “Limited Fund Offering” appearing under the heading “Other Information”:

“Limited Fund Offering

Effective as of the open of business on June 8, 2017, the Fund closed to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who were invested in the Fund on June 7, 2017, may continue to make additional purchases in their accounts.

Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan had invested in the Fund as of June 7, 2017. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of June 7, 2017. The Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

DVM-STATSUP-4

AIF-STATSUP-5

Statutory Prospectus Supplement dated September 6, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Fund listed below:

Invesco Developing Markets Fund

The following information replaces in its entirety “Limited Fund Offering (Invesco Developing Markets Fund)” appearing under the heading “Other Information”:

“Limited Fund Offering (Invesco Developing Markets Fund)

Effective as of the open of business on June 8, 2017, Invesco Developing Markets Fund closed to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who were invested in the Fund on June 7, 2017, may continue to make additional purchases in their accounts.

Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan had invested in the Fund as of June 7, 2017. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of June 7, 2017. The Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

AIF-STATSUP-5